Consolidated Statements of Stockholders' Deficit - as of December 31, 2010 (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2008	$ (1,843,895)	$ 757,742	$ 4,824,045	$ (7,425,682)
Balance (in Shares) at Dec. 31, 2008		75,774,233
Common shares issued for cash	524,977	402,400	122,577
Common shares issued for cash (in Shares)		40,240,000
Common shares issued for conversion of loans payable	132,000	132,000
Common shares issued for conversion of loans payable (in Shares)		13,200,000
Common shares issued for services	68,500	68,500
Common shares issued for services (in Shares)		6,850,000
Net loss	(1,473,225)			(1,473,225)
Balance at Dec. 31, 2009	(2,591,643)	1,360,642	4,946,622	(8,898,907)
Balance (in Shares) at Dec. 31, 2009		136,064,233
Common shares issued for cash	123,000	74,455	48,545
Common shares issued for cash (in Shares)		7,445,417
Common shares issued for conversion of loans payable	60,000	60,000
Common shares issued for conversion of loans payable (in Shares)		6,000,000
Common shares issued for services	40,000	40,000
Common shares issued for services (in Shares)		4,000,000
Effect of Stock Exchange on April 2, 2010	15,000	(1,387,429)	1,402,429
Effect of Stock Exchange on April 2, 2010 (in Shares)		(95,848,349)
Noncontrolling interest at date of Stock Exchange		(100,007)	(342,217)	613,880	(171,656)
Noncontrolling interest at date of Stock Exchange (in Shares)		(10,000,662)
Recapitalization	(67,994)		(67,994)
Balance at Apr. 02, 2010
Balance at Dec. 31, 2009	(2,591,643)	1,360,642	4,946,622	(8,898,907)
Balance (in Shares) at Dec. 31, 2009		136,064,233
Stock issuance costs	(23,000)		(23,000)
In kind contribution of services	347,846		347,846
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest	55,849	439	2,195		53,215
Common shares issued for acquisition of 1,800,000 shares of EarthSearch Communications common stock from noncontrolling interest (in Shares)		439,024
Net loss	(2,609,399)			(2,496,892)	(112,507)
Balance at Dec. 31, 2010	(3,725,807)	110,954	7,176,106	(10,781,919)	(230,948)
Balance (in Shares) at Dec. 31, 2010		110,953,778
Balance at Apr. 02, 2010
Common shares issued for cash	533,125	39,070	494,055
Common shares issued for cash (in Shares)		39,069,732
Common shares issued for conversion of loans payable	223,250	13,584	209,666
Common shares issued for conversion of loans payable (in Shares)		13,584,383
Common shares issued for services	143,159	7,700	135,459
Common shares issued for services (in Shares)		7,700,000
Balance at Dec. 31, 2010	(3,725,807)	110,954	7,176,106
Balance (in Shares) at Dec. 31, 2010		110,953,778
Balance at Jun. 30, 2010
Common shares issued for conversion of loans payable	223,250	13,584	209,666
Common shares issued for conversion of loans payable (in Shares)		13,584,383
Balance at Dec. 31, 2010	(3,725,807)	110,954	7,176,106	(10,781,919)	(230,948)
Balance (in Shares) at Dec. 31, 2010		110,953,778
Common shares issued for cash	103,000	8,024	94,976
Common shares issued for cash (in Shares)		8,024,281
Common shares issued for conversion of loans payable	100,000	7,000	93,000
Common shares issued for conversion of loans payable (in Shares)		7,000,000
Common shares issued for services	131,250	5,617	125,633
Common shares issued for services (in Shares)		5,616,666
Net loss	(495,522)			(478,199)	(17,323)
Balance at Jun. 30, 2011	$ (3,617,079)	$ 168,865	$ 7,722,445	$ (11,260,118)	$ (248,271)
Balance (in Shares) at Jun. 30, 2011		168,864,567